FEDERAL INCOME TAX (Tables)	12 Months Ended
Mar. 31, 2023
Income Tax Disclosure [Abstract]
SCHEDULE OF INCOME TAX EXPENSE

The components of income tax expense for the years ended March 31, 2023 and 2022 consist of the following:

	2023	2022
Federal Tax statutory rate	21.0%	21.0%
Permanent differences	4.6%	18.4%
Valuation allowance	(25.6)%	(39.4)%
Effective rate	0.0%	0.0%

SCHEDULE OF DEFERRED TAX ASSET

Significant components of the Company’s deferred tax assets as of March 31, 2023 and 2022 are summarized below.

	2023	2022
Deferred tax assets:
Net operating loss carryforwards	$8,900,000	$6,022,000
Other	(279,000)	(350,000)
Total deferred tax asset	8,621,000	5,672,000
Valuation allowance	(8,621,000)	(5,672,000)
	$-	$-